UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-22436

EntrepreneurShares Series Trust

(Exact name of registrant as specified in charter)

175 Federal Street, Suite #875

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman

175 Federal Street, Suite #875

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-917-2605

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

EntrepreneurShares Series Trust™

ERShares Entrepreneurs ETF (ENTR)

ERShares NextGen Entrepreneurs ETF (ERSX)

The Funds are exchange-traded funds. This means that shares of the Funds are listed on The Nasdaq Stock Market LLC and trade at market prices. The market price for each Fund’s shares may be different from its net asset value per share (“NAV”).

Semi-Annual Report

December 31, 2023

175 Federal Street
Suite 875
Boston, MA 02110
Toll Free: 877-271-8811

ERShares Entrepreneurs ETF

SCHEDULE OF INVESTMENTS SUMMARY TABLE(1)

as of December 31, 2023 (Unaudited)

Sector	% of Net Assets
Technology	59.23%
Communications	15.30%
Health Care	11.75%
Consumer Discretionary	7.91%
Energy	2.59%
REITs	2.30%
Other Assets in Excess of Liabilities	0.92%
100.00%

TOP TEN EQUITY HOLDINGS(1)(2)

as of December 31, 2023 (Unaudited)

Issuer	% of Net Assets
Toast, Inc. - Class A	4.17%
Bill.com Holdings, Inc.	4.09%
Unity Software, Inc.	3.97%
UiPath, Inc. - Class A	3.55%
Exact Sciences Corp.	3.48%
Etsy, Inc.	3.38%
Affirm Holdings, Inc.	3.31%
Twilio, Inc. - Class A	3.25%
Ubiquiti, Inc.	2.74%
Penumbra, Inc.	2.68%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

(2)	Short-term investments are not included.

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS SUMMARY TABLE(1)

as of December 31, 2023 (Unaudited)

Sector	% of Net Assets
Technology	29.77%
Health Care	17.40%
Communications	11.71%
Consumer Discretionary	11.54%
Financials	8.73%
Energy	4.46%
Consumer Staples	2.62%
Industrials	2.60%
REITs	2.59%
Materials	2.58%
Utilities	0.85%
Other Assets in Excess of Liabilities	5.15%
100.00%

TOP TEN EQUITY HOLDINGS(1)(2)

as of December 31, 2023 (Unaudited)

Issuer	% of Net Assets
Medacta Group S.A.	3.12%
CRISPR Therapeutics AG	2.33%
Galapagos NV - ADR	2.24%
Telix Pharmaceuticals Ltd.	2.23%
SEEK Ltd.	2.14%
Sinch A.B.	2.14%
Wix.com Ltd.	2.05%
SHIFT, Inc.	1.94%
Toast, Inc. - Class A	1.93%
Catalyst Pharmaceuticals, Inc.	1.92%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

(2)	Short-term investments are not included.

3

ERShares Entrepreneurs ETF

SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.08%
Communications — 15.30%
Airbnb, Inc., Class A(a)	6,348	$864,217
Alphabet, Inc., Class A(a)	5,076	709,066
AppLovin Corp.(a)	38,950	1,552,158
DoorDash, Inc., Class A(a)	17,408	1,721,477
Roblox Corp., Class A(a)	14,310	654,253
Roku, Inc.(a)	8,176	749,412
Shopify, Inc., Class A(a)	15,021	1,170,136
Spotify Technology SA(a)	5,024	944,060
Trade Desk, Inc. (The), Class A(a)	19,395	1,395,664
ZoomInfo Technologies, Inc., Class A(a)	75,286	1,392,038
		11,152,481
Consumer Discretionary — 7.91%
DraftKings, Inc., Class A(a)	29,901	1,054,010
Etsy, Inc.(a)	30,412	2,464,893
Tesla, Inc.(a)	2,131	529,511
Wayfair, Inc., Class A(a)	27,813	1,716,062
		5,764,476
Energy — 2.59%
Enphase Energy, Inc.(a)	14,272	1,885,902

Health Care — 11.75%
CRISPR Therapeutics AG(a)	9,770	611,602
Exact Sciences Corp.(a)	34,322	2,539,142
Medpace Holdings, Inc.(a)	3,604	1,104,734
Natera, Inc.(a)	24,164	1,513,633
Penumbra, Inc.(a)	7,758	1,951,447
ResMed, Inc.	4,912	844,962
		8,565,520
REITs — 2.30%
Alexandria Real Estate Equities, Inc.	13,232	1,677,421

Technology — 59.23%
Affirm Holdings, Inc.(a)	49,054	2,410,514
Arista Networks, Inc.(a)	3,063	721,367
Bentley Systems, Inc.	27,160	1,417,209
Bill.com Holdings, Inc.(a)	36,490	2,977,218
Block, Inc., Class A(a)	24,057	1,860,809
Cloudflare, Inc., Class A(a)	11,487	956,408
Crowdstrike Holdings, Inc., Class A(a)	5,139	1,312,089
Datadog, Inc., Class A(a)	8,658	1,050,908
Dropbox, Inc., Class A(a)	33,053	974,402

The accompanying notes are an integral part of these financial statements.

4

ERShares Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Technology (Continued)
EPAM Systems, Inc.(a)	3,258	$968,734
FleetCor Technologies, Inc.(a)	3,463	978,678
HubSpot, Inc.(a)	3,016	1,750,909
MongoDB, Inc.(a)	4,423	1,808,344
Monolithic Power Systems, Inc.	1,685	1,062,864
NVIDIA Corp.	1,516	750,754
Palantir Technologies, Inc., Class A(a)	65,181	1,119,158
Palo Alto Networks, Inc.(a)	4,075	1,201,636
Pegasystems, Inc.	32,142	1,570,458
Pure Storage, Inc., Class A(a)	16,891	602,333
Salesforce, Inc.(a)	4,149	1,091,768
Snowflake, Inc.(a)	4,507	896,893
Synopsys, Inc.(a)	1,996	1,027,760
Toast, Inc., Class A(a)	166,584	3,041,824
Twilio, Inc., Class A(a)	31,244	2,370,482
Ubiquiti, Inc.	14,323	1,998,919
UiPath, Inc., Class A(a)	104,253	2,589,645
Unity Software, Inc.(a)	70,726	2,891,985
Veeva Systems, Inc., Class A(a)	9,134	1,758,478
		43,162,546
Total Common Stocks (Cost $58,384,217)		72,208,346

Total Investments — 99.08% (Cost $58,384,217)		72,208,346
Other Assets in Excess of Liabilities — 0.92%		673,090
Net Assets — 100.00%		$72,881,436

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

5

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.85%
Australia — 8.09%
Communications — 2.14%
SEEK Ltd.	24,594	$447,518

Consumer Discretionary — 1.82%
Flight Centre Travel Group Ltd.	15,931	220,959
Harvey Norman Holdings Ltd.	55,661	159,390
		380,349
Health Care — 2.23%
Telix Pharmaceuticals Ltd.(a)	68,076	466,943

Materials — 0.85%
Fortescue Metals Group Ltd.	9,008	177,645

Technology — 1.05%
WiseTech Global Ltd.	4,303	220,587

Total Australia		1,693,042

Belgium — 4.12%
Health Care — 2.24%
Galapagos NV - ADR(a)	11,534	468,857

Technology — 1.88%
Materialise NV - ADR(a)	60,085	394,458

Total Belgium		863,315

Bermuda — 2.85%
Consumer Discretionary — 0.38%
Luk Fook Holdings International Ltd.	29,475	79,132

Financials — 1.48%
Enstar Group Ltd.(a)	1,055	310,539

Materials — 0.39%
Nine Dragons Paper Holdings Ltd.(a)	166,068	81,818

Technology — 0.60%
Skyworth Group Ltd.	330,000	126,065

Total Bermuda		597,554

The accompanying notes are an integral part of these financial statements.

6

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — (Continued)
Canada — 9.59%
Consumer Discretionary — 1.98%
Aritzia, Inc.(a)	4,315	$89,559
Linamar Corp.	4,168	201,390
Spin Master Corp.	4,730	124,446
		415,395
Energy — 1.08%
Vermilion Energy, Inc.	18,674	225,208

Financials — 3.82%
Fairfax Financial Holdings Ltd.	422	389,367
First National Financial Corp.	5,511	159,635
Onex Corp.	3,590	250,710
		799,712
Materials — 0.98%
West Fraser Timber Co., Ltd.	2,395	204,964

REITs — 1.73%
Colliers International Group, Inc.	2,871	363,239

Total Canada		2,008,518

Cayman Islands — 4.49%
Communications — 0.93%
Vnet Group, Inc. - ADR(a)	67,753	194,451

Consumer Discretionary — 1.41%
NagaCorp Ltd.(a)	211,912	83,367
Yadea Group Holdings Ltd.	119,382	210,275
		293,642
Financials — 0.94%
Noah Holdings Ltd. - ADR	9,550	131,886
Value Partners Group Ltd.	239,163	65,554
		197,440
Materials — 0.36%
Lee & Man Paper Manufacturing Ltd.	260,226	76,339

Utilities — 0.85%
Tian Lun Gas Holdings Ltd.	323,507	178,044

Total Cayman Islands		939,916

The accompanying notes are an integral part of these financial statements.

7

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — (Continued)
China — 4.55%
Communications — 0.79%
Weimob, Inc.(a)	445,098	$164,449

Energy — 0.66%
Tianneng Power International Ltd.	162,522	137,201

Financials — 1.24%
Futu Holdings Ltd. - ADR(a)	4,779	261,076

Health Care — 0.76%
BeiGene Ltd. - ADR(a)	877	158,176

Technology — 1.10%
Kingdee International Software Group Co., Ltd.(a)	159,491	232,826

Total China		953,728

Isle Of Man — 1.10%
Consumer Discretionary — 1.10%
Entain PLC	18,221	229,815

Total Isle Of Man		229,815

Israel — 8.05%
Communications — 3.92%
Fiverr International Ltd.(a)	14,440	393,057
Wix.com Ltd.(a)	3,488	429,094
		822,151
Technology — 4.13%
AudioCodes Ltd.	18,702	225,733
Cellebrite DI Ltd(a)	29,464	255,158
JFrog Ltd.(a)	11,078	383,410
		864,301
Total Israel		1,686,452

Japan — 2.79%
Industrials — 0.43%
S-Pool, Inc.	28,569	89,839

Technology — 2.36%
GMO Payment Gateway, Inc.	1,259	87,263

The accompanying notes are an integral part of these financial statements.

8

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — (Continued)
Japan — (Continued)
Technology — (Continued)
SHIFT, Inc.(a)	1,606	$406,818
		494,081
Total Japan		583,920

Jersey — 1.05%
Communications — 1.05%
Gambling.com Group Ltd.(a)	22,612	220,467

Total Jersey		220,467

Singapore — 1.12%
Consumer Discretionary — 0.33%
Best World International Ltd.(a)	53,705	69,956

Consumer Staples — 0.79%
Wilmar International Ltd.	60,635	163,809

Total Singapore		233,765

Spain — 0.52%
Industrials — 0.52%
Sacyr S.A.	31,579	109,208

Total Spain		109,208

Sweden — 10.25%
Communications — 1.27%
Embracer Group A.B.(a)	98,240	266,562

Consumer Discretionary — 1.71%
Evolution Gaming Group A.B.	3,012	358,831

Financials — 1.25%
Avanza Bank Holding A.B.	2,810	65,289
Nordnet A.B., Class A	11,537	196,456
		261,745
Health Care — 1.37%
Cellavision A.B.	13,653	287,363

The accompanying notes are an integral part of these financial statements.

9

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — (Continued)
Sweden — (Continued)
Industrials — 1.65%
HMS Networks A.B.	6,985	$345,051

REITs — 0.86%
Fabege A.B.	16,721	179,655

Technology — 2.14%
Sinch A.B.(a)	119,824	447,193

Total Sweden		2,146,400

Switzerland — 5.45%
Health Care — 5.45%
CRISPR Therapeutics AG(a)	7,794	487,904
Medacta Group S.A.	4,362	652,372
		1,140,276
Total Switzerland		1,140,276

United Kingdom — 5.77%
Communications — 1.61%
Future PLC	33,173	336,536

Consumer Discretionary — 1.58%
Frasers Group PLC(a)	28,587	331,545

Health Care — 0.75%
Hikma Pharmaceuticals PLC	6,852	156,157

Technology — 1.83%
Computacenter PLC	10,785	383,327

Total United Kingdom		1,207,565

United States — 24.44%
Consumer Discretionary — 1.23%
Skechers U.S.A., Inc., Class A(a)	4,135	257,776

Consumer Staples — 1.21%
Inter Parfums, Inc.	1,753	252,450

The accompanying notes are an integral part of these financial statements.

10

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — (Continued)
United States — (Continued)
Energy — 2.72%
Liberty Oilfield Services, Inc., Class A	13,508	$245,035
Matador Resources Co.	5,710	324,671
		569,706
Health Care — 4.60%
10X Genomics, Inc., Class A(a)	6,348	355,234
Catalyst Pharmaceuticals, Inc.(a)	23,893	401,641
Select Medical Holdings Corp.	8,754	205,719
		962,594
Technology — 14.68%
Bill.com Holdings, Inc.(a)	4,817	393,019
ExlService Holdings, Inc.(a)	7,801	240,661
MaxLinear, Inc.(a)	4,594	109,199
PagerDuty, Inc.(a)	9,773	226,245
PubMatic, Inc., Class A(a)	18,394	300,006
Rapid7, Inc.(a)	4,774	272,595
Repay Holdings Corp., Class A(a)	32,848	280,522
Super Micro Computer, Inc.(a)	455	129,338
Tenable Holdings, Inc.(a)	3,426	157,802
Toast, Inc., Class A(a)	22,118	403,874
TTEC Holdings, Inc.	11,331	245,543
Upstart Holdings, Inc.(a)	7,728	315,766
		3,074,570
Total United States		5,117,096

Virgin Islands British — 0.62%
Consumer Staples — 0.62%
Nomad Foods Ltd.(a)	7,619	129,142

Total Virgin Islands British		129,142

Total Common Stocks (Cost $19,102,948)		19,860,179

Total Investments — 94.85% (Cost $19,102,948)		19,860,179
Other Assets in Excess of Liabilities — 5.15%		1,079,064
Net Assets — 100.00%		$20,939,243

(a)	Non-income producing security.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

11

EntrepreneurShares Series Trust

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023 (Unaudited)

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Assets
Investments, at cost	$58,384,217	$19,102,948
Investments, at fair value	72,208,346	19,860,179
Cash	695,536	285,606
Foreign currencies, at value (cost $— and $768,312)	—	774,276
Dividends and interest receivable	22,500	21,986
Tax reclaims receivable	—	10,105
Total Assets	72,926,382	20,952,152

Liabilities
Unified fee	44,946	12,909
Total Liabilities	44,946	12,909
Net Assets	$72,881,436	$20,939,243

Net Assets consist of:
Paid-in capital	$83,821,180	$30,455,178
Accumulated deficit	(10,939,744)	(9,515,935)
Net Assets	$72,881,436	$20,939,243

Net Assets	$72,881,436	$20,939,243
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,400,000	1,650,000
Net asset value (offering and redemption price per share)	$13.50	$12.69

The accompanying notes are an integral part of these financial statements.

12

EntrepreneurShares Series Trust

STATEMENTS OF OPERATIONS
For the six months ended December 31, 2023 (Unaudited)

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Investment Income
Dividend income (net of foreign taxes withheld of $— and $16,051)	$55,669	$97,125
Interest income	54,552	40,924
Total investment income	110,221	138,049

Expenses
Unified fee	226,970	76,158
Total expenses	226,970	76,158
Net investment income (loss)	(116,749)	61,891

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	2,027,024	(1,627,208)
Foreign currency transactions	—	(13,929)
Net realized gain (loss)	2,027,024	(1,641,137)

Change in unrealized appreciation on:
Investments	5,765,269	1,453,971
Foreign currency translations	—	16,939
Net change in unrealized appreciation	5,765,269	1,470,910
Net realized and change in unrealized gain (loss) on investments	7,792,293	(170,227)
Net increase (decrease) in net assets resulting from operations	$7,675,544	$(108,336)

The accompanying notes are an integral part of these financial statements.

13

EntrepreneurShares Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

			ERShares NextGen
	ERShares Entrepreneurs ETF		Entrepreneurs ETF
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	December 31,	June 30,	December 31,	June 30,
	2023	2023	2023	2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(116,749)	$(17,323)	$61,891	$105,574
Net realized gain (loss) on investments, in-kind redemptions and foreign currency transactions	2,027,024	(374,163)	(1,641,137)	(1,519,387)
Net change in unrealized appreciation on investments and foreign currency translations	5,765,269	9,928,427	1,470,910	1,866,182
Net increase (decrease) in net assets resulting from operations	7,675,544	9,536,941	(108,336)	452,369

Distributions to Shareholders:
From earnings	—	—	(71,115)	—
Change in net assets from distributions	—	—	(71,115)	—

Capital Transactions:
Proceeds from shares issued	19,697,141	9,884,078	—	6
Cost of shares redeemed	—	(4,211,414)	—	(1,024,420)
Net increase (decrease) in net assets resulting from capital transactions	19,697,141	5,672,664	—	(1,024,414)
Total Increase (Decrease) in Net Assets	27,372,685	15,209,605	(179,451)	(572,045)

Net Assets
Beginning of period	45,508,751	30,299,146	21,118,694	21,690,739
End of period	$72,881,436	$45,508,751	$20,939,243	$21,118,694

Share Transactions
Issued	1,675,000	925,000	—	—
Redeemed	—	(400,000)	—	(80,000)
Net increase (decrease) in shares outstanding	1,675,000	525,000	—	(80,000)

The accompanying notes are an integral part of these financial statements.

14

ERShares Entrepreneurs ETF

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months		For the	For the	For the		For the		For the
	Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31,		June 30,	June 30,	June 30,		June 30,		June 30,
	2023		2023	2022	2021		2020		2019
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$12.22		$9.47	$26.35	$21.15		$17.49		$17.57
Investment operations:
Net investment income (loss)	(0.02)		— (a)	(0.13)	(0.11)		(0.01)		0.02
Net realized and unrealized gain (loss)	1.30		2.75	(8.03)	6.96		3.68		0.42
Total from investment operations	1.28		2.75	(8.16)	6.85		3.67		0.44
Less distributions to shareholders from:
Net investment income	—		—	(0.09)	—		(0.01)		(0.03)
Net realized gains	—		—	(8.63)	(1.65)		—		(0.49)
Total distributions	—		—	(8.72)	(1.65)		(0.01)		(0.52)
Net asset value, end of period	$13.50		$12.22	$9.47	$26.35		$21.15		$17.49
Market price, end of period	$13.52		$12.23	$9.43	$26.36		$21.15		$17.48
Total Return(b)	10.47	% (c)	29.04%	(43.04)%	32.01%		21.03%		3.14%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$72,881		$45,509	$30,299	$142,961		$116,341		$76,956
Ratio of Net Expenses to Net Assets(d)	0.75	% (e)	0.54%	0.49%	0.49%		0.49%		0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.39	)% (e)	(0.05)%	(0.24)%	(0.41)%		(0.05)%		0.12%
Portfolio turnover rate	154	% (c)	159%	312%	714	% (f)	130	% (g)	39%

(a)	Rounds to less than $0.005 per share.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized.

(d)	The Fund operates under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for the Fund. The Fund pays the Advisor the Unified Fee, an amount based on its average net assets, computed daily and paid monthly. The Fund pays the Advisor 0.49% of its net assets.

(e)	Annualized.

(f)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

(g)	Given the abnormal market circumstances during the quarter ending June 30, 2020, as a result of the COVID-19 situation; the Fund had taken a temporary defensive approach. Implementing the temporary defensive measure resulted in the increase in portfolio turnover for the Fund. The Fund’s exposure to the Entrepreneur 30 Index had been reduced in line with the following guideline of the then current prospectus “Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Entrepreneur 30 Index.” The Fund no longer follows an index.

The accompanying notes are an integral part of these financial statements.

15

ERShares NextGen Entrepreneurs ETF

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months		For the	For the	For the		For the	For the
	Ended		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	December 31,		June 30,	June 30,	June 30,		June 30,	June 30,
	2023		2023	2022	2021		2020	2019(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$12.80		$12.54	$24.21	$16.83		$16.83	$15.00
Investment operations:
Net investment income (loss)	0.03		0.06	0.02	(0.01)		0.08	0.14
Net realized and unrealized gain (loss)	(0.10)		0.20	(7.71)	7.50		0.19	1.69	(b)
Total from investment operations	(0.07)		0.26	(7.69)	7.49		0.27	1.83
Less distributions to shareholders from:
Net investment income	(0.04)		—	(0.83)	(0.11)		(0.27)	—
Net realized gains	—		—	(3.15)	—		—	—
Total distributions	(0.04)		—	(3.98)	(0.11)		(0.27)	—
Net asset value, end of period	$12.69		$12.80	$12.54	$24.21		$16.83	$16.83
Market price, end of period	$12.67		$12.81	$12.48	$24.27		$16.79	$16.89
Total Return(c)	(0.51	)% (d)	2.07%	(36.35)%	44.58%		1.55%	12.22	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$20,939		$21,119	$21,691	$42,367		$26,926	$22,723
Ratio of Net Expenses to Net Assets(e)	0.75	% (f)	0.75%	0.75%	0.75%		0.75%	0.75	% (f)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.61	% (f)	0.50%	0.23%	(0.04)%		0.64%	3.99	% (f)
Portfolio turnover rate	73	% (d)	61%	222%	316	% (g)	139%	138	% (d)

(a)	For the period December 26, 2018 (commencement of operations) to June 30, 2019.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Not annualized.

(e)	The Fund operates under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for the Fund. The Fund pays the Advisor the Unified Fee, an amount based on its average net assets, computed daily and paid monthly. The Fund pays the Advisor 0.75% of its net assets.

(f)	Annualized.

(g)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

The accompanying notes are an integral part of these financial statements.

16

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Unaudited)

1.	ORGANIZATION

EntrepreneurShares Series Trust™ (the “Trust”) was organized on July 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of four funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund (“Shares”). The accompanying financial statements are those of the ERShares Entrepreneurs ETF (previously known as ERShares Entrepreneur 30 ETF) and the ERShares NextGen Entrepreneurs ETF (previously known as ERShares Non-US Small Cap ETF) (individually referred to as a “Fund” or collectively as the “Funds”). The Funds are exchange-traded funds. The investment objective of the Funds is to seek long- term capital appreciation. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The Funds are non-diversified and therefore may invest a greater percentage of their assets in fewer issuers than a diversified Fund. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of the Funds are listed and traded on the The Nasdaq Stock Market LLC. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, of at least 25,000 Shares for the Entrepreneurs ETF and 10,000 Shares for the NextGen ETF, (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Regulatory Update

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

17

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

A. Investment Valuations

The Funds hold their investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use fair value adjustment factors provided daily by an independent pricing vendor to value certain foreign equity securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE Arca. These securities are considered as Level 2 in the fair value hierarchy.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds may invest in American Depositary Receipts as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts. These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial

18

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

institution in the issuer’s home country. Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries, a portion of which may be reclaimable. The Funds may be subject to foreign taxes on capital gains on the sale of securities or foreign currency transactions. The Funds accrue foreign capital gains taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets.

Level 2 –	Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table provides the fair value measurement as of December 31, 2023, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for each Fund.

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
ERShares Entrepreneurs ETF*
Common Stocks	$72,208,346	$—	$—	$72,208,346
Total	$72,208,346	$—	$—	$72,208,346

ERShares NextGen Entrepreneurs ETF*
Common Stocks	$11,569,022	$8,291,157	$—	$19,860,179
Total	$11,569,022	$8,291,157	$—	$19,860,179

*	For further information regarding security characteristic, please see the Schedules of Investments.

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

19

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash or foreign currency on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

The Funds intend to distribute to their shareholders net investment income and net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to return of capital from investments.

3.	INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

A. Investment Advisory Fees

Capital Impact Advisors, LLC (the “Advisor”) a related party, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, a “Unified Fee”. The ERShares Entrepreneurs ETF pays 0.75% of the Fund’s average daily net assets, computed daily and paid monthly. The ERShares NextGen Entrepreneurs ETF pays 0.75% of the Fund’s average daily net assets, computed daily and paid monthly. Out of the Unified Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds’ business. The Advisor’s Unified Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds.

At December 31, 2023, certain officers of the Trust are officers, directors and/or trustees of the Advisor. Certain officers of the Trust were also employees of the Advisor. These officers were not compensated directly by the Funds.

20

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

Each non-interested Trustee of the Trust receives compensation of $3,500 for attending each Board meeting, including special meetings, as well as an additional $1,000 for each audit commit meeting. The Funds also reimburse the non-interested Trustees for their reasonable travel expenses incurred in attending meetings of the Board. Trustee fees are allocated to the five funds in the Trust based on each fund’s relative net assets. Trustee fees for the Funds are paid by the Advisor out of the Unified Fee with respect to ERShares Entrepreneurs ETF and ERShares NextGen Entrepreneurs ETF.

4.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2023, purchases and sales of investment securities, other than in-kind transactions and short-term investments, were as follows:

	Purchases	Sales
ERShares Entrepreneurs ETF	$92,118,083	$89,007,665
ERShares NextGen Entrepreneurs ETF	14,599,138	13,480,963

For the six months ended December 31, 2023, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
ERShares Entrepreneurs ETF	$18,956,967	$—

For the six months ended December 31, 2023, the ERShares Entrepreneurs ETF and ERShares NextGen Entrepreneurs ETF had no in-kind net realized gains.

There were no purchases or sales of long-term U.S. government obligations during the six months ended December 31, 2023.

5.	CAPITAL SHARE TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs the Funds incur to issue or redeem Creation Units. The standard transaction fee charge is $250. For the six months ended December 31, 2023, the ERShares Entrepreneurs ETF and ERShares NextGen Entrepreneurs ETF received $250 and $0 in transaction fees, respectively. Transaction fees received by each Fund are included in the capital transactions presented on the Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions- in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

21

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

During the six months ended December 31, 2023, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

	Shares	Fair Value
ERShares Entrepreneurs ETF	1,675,000	$19,697,140

6.	FEDERAL TAX INFORMATION

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

At December 31, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Gross unrealized appreciation	$10,453,865	$1,186,446
Gross unrealized depreciation	(254,734)	(1,737,958)
Net unrealized appreciation (depreciation) on investments	10,199,131	(551,512)
Tax cost of investments	$62,009,215	$20,411,691

22

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

At June 30, 2023, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Undistributed ordinary income	$—	$70,969
Accumulated capital and other losses	(23,049,150)	(7,390,744)
Unrealized appreciation (depreciation) on investments	4,433,862	(2,016,708)
Total accumulated earnings	$(18,615,288)	$(9,336,483)

As of June 30, 2023, the Funds’ most recent fiscal year end, the ERShares Entrepreneurs ETF had short-term and long-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $21,320,285 and $1,694,181, respectively, and ERShares NextGen Entrepreneurs ETF had short-term carryforwards available to offset future gains, not subject to expiration, in the amount of $6,641,368 and $749,376, respectively.

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Funds’ following taxable year. For the fiscal year ended June 30, 2023, the ERShares Entrepreneurs ETF deferred post October capital and late year ordinary losses in the amount of $34,684.

7.	INVESTMENT RISKS

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2023, the ERShares Entrepreneurs ETF had 59.23% of the value of its net assets invested in stocks within the Technology sector and the ERShares NextGen Entrepreneurs ETF had 29.77% of the value of its net assets invested in stocks within the Technology sector.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation),

23

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds’ portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

8.	SUBSEQUENT EVENTS

On February 12, 2024, the Board, based upon the recommendation of the Advisor, authorized an orderly liquidation of the ERShares NextGen Entrepreneurs ETF. The Board has determined that a liquidation payment to the then-remaining shareholders will take place on or about February 29, 2024.

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no further items requiring adjustment of the financial statements or additional disclosure.

24

EntrepreneurShares Series Trust

SUMMARY OF FUND EXPENSES (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The expense examples below are based on an investment of $1,000 invested on July 1, 2023 and held through the period ended December 31, 2023. Investors may pay brokerage commissions on their purchases and sales of exchange traded fund shares, which are not reflected in the example.

Actual Expenses

The first line of the table for each Fund class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses	Annualized
		Account Value	December 31,	Paid During	Expense
		July 1, 2023	2023	Period(a)	Ratio
ERShares
Entrepreneurs ETF	Actual	$1,000.00	$1,104.70	$3.97	0.75%
	Hypothetical(b)	$1,000.00	$1,021.37	$3.81	0.75%
ERShares NextGen
Entrepreneurs ETF	Actual	$1,000.00	$994.90	$3.76	0.75%
	Hypothetical(b)	$1,000.00	$1,021.37	$3.81	0.75%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

25

EntrepreneurShares Series Trust

INVESTMENT ADVISORY AGREEMENT APPROVAL (Unaudited)

On August 23, 2023, all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met to discuss, among other things, the continuation of the investment advisory agreements for the ERShares NextGen Entrepreneurs ETF (formerly known as the ERShares Non-US Small Cap ETF) and ERShares Entrepreneurs ETF (formerly known as the ERShares Entrepreneur 30 ETF) (collectively referred to as the “Funds”). In preparation for the meeting they reviewed materials addressing the review and consideration of the investment advisory agreements (the “Advisory Agreements”), which included a Gartenberg Memo to the Board of Trustees (the “Board”) from legal counsel, 15(c) analyses for the Funds, and the returns of each Fund and the Funds’ benchmark indices provided in the quarterly Board materials.

Capital Impact Advisors, LLC (the “Advisor”) is the investment adviser to the Funds. The Advisor is responsible for management of the investment portfolio of the Funds, and for overall management of the Funds’ business and affairs pursuant to the Advisory Agreements.

At the meeting, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints. In addition to the materials requested by the Trustees in connection with their consideration of the continuation of the Advisory Agreements, the Trustees received materials in advance of each regular quarterly meeting of the Board of Trustees that provided information relating to the services provided by the Advisor.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements. In considering the renewal of the Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Capital Impact Advisors related to the proposed renewal of the Advisory Agreements with respect to the Funds, including its Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for each of the Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of the compliance infrastructure and the experience of its investment advisory personnel. The Board noted that the Advisor was an experienced investment adviser with seasoned senior management and that the performance of each Fund was supported by the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representatives of the Advisor with respect to a series of important questions, including: whether the Advisor was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to each of the Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether the Advisor’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under its compliance program. The Board reviewed the information provided on the practices for monitoring compliance with each of the Funds’ investment limitations and discussed the compliance programs with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that the policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted the Advisor’s representation that the prospectus and statement of additional information for the Funds accurately describe the investment strategies of each of the Funds. The Board then reviewed a description of the

26

EntrepreneurShares Series Trust

INVESTMENT ADVISORY AGREEMENT APPROVAL (Unaudited) (Continued)

capitalization of the Advisor based on financial information provided by and representations made by the Advisor and its representatives and concluded that the Advisor was sufficiently well-capitalized, or its principals have the ability to make additional contributions in order to meet its obligations to each of the Funds.

The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of the advisory services to be provided by the Advisor to each of the Funds were satisfactory.

The Board reviewed the performance, fee and expense information provided by Ultimus Fund Solutions, LLC using data provided by Morningstar, Inc. (“Morningstar”). The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not subjectively correlate with a Fund’s investment strategy or portfolio holdings. The Board noted that the historical data used in the analyses was as of the reporting period ended June 30, 2023, and that as of that date the NextGen ETF, and Entrepreneurs ETF had approximately $21.032 and $44.729 million in net assets, respectively.

Performance.

Entrepreneurs ETF

The Board discussed Morningstar’s classification of the Entrepreneurs ETF. The Board also referred to the category analysis as of June 30, 2023, noting the average net assets for funds in the category. The Board reviewed the Entrepreneurs ETF’s one-year, three-year and five-year returns annualized returns and compared them to the peer group’s and Morningstar category’s average annualized returns for these same periods noting they had generally lagged the peer group, Morningstar Category and index, but that the one-year returns revealed a significant recovery of the strategy as the one-year returns significantly outperformed the comparative references. Here, the Board noted the strategy was long-term and that it seemed imprudent to suggest that the Advisor change course.

NextGen ETF

The Board discussed Morningstar’s classification of the NextGen ETF. The Board also referred to the category analysis as of June 30, 2023, noting the average net assets for funds in the category. The Board observed that the NextGen 30 ETF’s one-year and three-year annualized returns and compared that to the peer group’s average one-year and three-year annualized returns noting they generally lagged the peer group, Morningstar Category and index. However, the Board noted that while performance generally lagged the comparative references, the strategy was long-term and that it seemed imprudent to suggest that the Advisor change course.

Fees and Expenses. The Board reviewed the fee and expense information provided by the Advisor. The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not subjectively correlate with a Fund’s investment strategy or portfolio holdings. The Board noted that the historical data used in the 15(c) analyses was as of the reporting period ended June 30, 2023.

Entrepreneurs ETF

The Board noted that the Entrepreneurs ETF’s management fee of 0.75%, which is structured as a unified fee and compared that to the peer group’s average management fee of 0.64%, noted that the total annual fund operating expense of 0.75% and compared that to the peer group’s average total annual fund operating expense of 0.64% and that the Fund’s management fee and expenses were within the reasonable range of fees as compared to its peers.

27

EntrepreneurShares Series Trust

INVESTMENT ADVISORY AGREEMENT APPROVAL (Unaudited) (Continued)

NextGen ETF

The Board noted that the NextGen ETF’s management fee of 0.75%, which is structured as a unified fee and compared that to the peer group’s average management fee of 0.51% noted that the total annual fund operating expense of 0.75% and compared that to the peer group’s average total annual fund operating expense of 0.51% and that the Fund’s management fee and expenses were within the reasonable range of fees as compared to its peers.

Profitability. The Board reviewed a profitability summary representation that was provided by the Advisor, indicating that profits, if any, were below the 50% margin. They noted that the Funds’ annual and semi-annual shareholder reports, which contained audited financial statements including gross revenues earned by the Advisor with respect to its management of a respective Fund. They noted that while the Advisor earned a profit with respect to its management of the Funds, the profit return did not appear to be excessive.

Economies of Scale. The Board examined the Advisor’s effort to achieve economies of scale for each Fund to the benefit of each Fund’s respective shareholders. The Board determined that as the Funds’ assets increase, economies of scale could be realized and will be revisited later.

Conclusion

The Board weighed all of the factors presented to them in the Gartenburg Memo, the Morningstar analysis of returns and expense ratios, the returns of the benchmark indices, profitability analysis and discussions with the Advisor during the Board meeting to consider the renewal of the Advisory Agreements. Without paying particular weight to any one factor, the Board, including a majority of the Independent Trustees, determined the advisory fees were fair and reasonable for the services provided and it was in the best interest of shareholders to continue the Advisory Agreements for a one-year period.

28

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Unaudited)

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT (or any predecessor form). These filings are available on the SEC’s website at www.sec.gov. In addition, the Funds’ Form N-PORT is available without charge, upon request, by calling 1-877-271-8811.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available without charge, upon request, by (1) calling 1-877-271-8811, or (2) on the SEC’s website at www.sec.gov.

HOUSEHOLDING

To reduce expenses, each Fund generally mails only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts and to shareholders that such Fund reasonably believes are from the same family and household. This is referred to as “householding.” If you wish to discontinue householding and would like to receive individual copies of these documents, please call us at 1-877-271-8811. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving requests. This policy does not apply to account statements.

29

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Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite 875
Boston, MA 02110

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Custodian and Transfer Agent
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Distributor
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

Administrator, Accountant and Dividend Disbursing Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive,
Cincinnati, OH 45246

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report should be accompanied or preceded by a prospectus.

ERShares ETF-SAR-23

EntrepreneurShares Series Trust™

ERShares Global Entrepreneurs (ENTIX)
ERShares US Small Cap (IMPAX)
Semi-Annual Report
December 31, 2023

175 Federal Street
Suite 875
Boston, MA 02110
Toll Free: 877-271-8811

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS SUMMARY TABLE(1)
as of December 31, 2023 (Unaudited)

Sector	% of Net Assets
Technology	34.23%
Health Care	18.90%
Communications	15.35%
Consumer Discretionary	11.30%
Financials	4.76%
Industrials	3.41%
Energy	3.31%
Money Market Funds	2.29%
Real Estate	2.23%
Consumer Staples	2.23%
Materials	1.92%
Other Assets in Excess of Liabilities	0.07%
100.00%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

ERShares US Small Cap

SCHEDULE OF INVESTMENTS SUMMARY TABLE(1)
as of December 31, 2023 (Unaudited)

Sector	% of Net Assets
Technology	37.51%
Health Care	29.54%
Consumer Discretionary	12.12%
Communications	5.10%
Financials	4.54%
Industrials	3.92%
Energy	2.97%
Consumer Staples	1.49%
Money Market Funds	1.11%
Real Estate	0.98%
Materials	0.64%
Other Assets in Excess of Liabilities	0.08%
100.00%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.64%
Argentina — 2.21%
Consumer Discretionary — 2.21%
MercadoLibre, Inc.(a)	747	$1,173,940
Total Argentina		1,173,940

Australia — 4.70%
Communications — 1.19%
SEEK Ltd.	34,715	632,451

Consumer Discretionary — 0.72%
Flight Centre Travel Group Ltd.	27,630	383,415

Health Care — 1.18%
Telix Pharmaceuticals Ltd.(a)	91,046	625,507

Materials — 0.31%
Fortescue Metals Group Ltd.	8,401	166,165

Technology — 1.30%
Technology One Ltd.	33,491	350,843
WiseTech Global Ltd.	6,656	341,918
		692,761
Total Australia		2,500,299

Bermuda — 0.18%
Consumer Discretionary — 0.18%
Luk Fook Holdings International Ltd.	35,753	95,924
Total Bermuda		95,924

Canada — 4.51%
Communications — 3.24%
Shopify, Inc., Class A(a)	22,062	1,718,630

Consumer Discretionary — 0.71%
Linamar Corp.	4,450	215,015
Spin Master Corp.	6,344	166,911
		381,926
Materials — 0.05%
First Majestic Silver Corp.	4,174	25,612

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks (continued)
Canada (Continued)
Real Estate — 0.26%
FirstService Corp.	383	$62,047
Mainstreet Equity Corp.(a)	674	74,279
		136,326
Technology — 0.25%
Topicus.com, Inc.(a)	2,013	135,581
Total Canada		2,398,075

Cayman Islands — 2.68%
Consumer Discretionary — 1.28%
NagaCorp Ltd.(a)	667,144	262,294
Yadea Group Holdings Ltd.	236,140	414,910
		677,204
Financials — 0.17%
Value Partners Group Ltd.	335,995	92,082

Health Care — 0.03%
Essex Bio-Technology Ltd.	47,318	15,089

Industrials — 0.82%
Full Truck Alliance Company Ltd. - ADR(a)	61,843	433,519

Materials — 0.38%
Xinyi Glass Holdings Ltd.	181,294	203,384
Total Cayman Islands		1,421,278

China — 2.99%
Communications — 0.36%
Weimob, Inc.(a)	513,712	189,471

Consumer Discretionary — 0.37%
Bosideng International Holdings, Ltd.	439,635	197,619

Financials — 1.54%
Futu Holdings Ltd. - ADR(a)	14,946	816,500

Health Care — 0.42%
Sino Biopharmaceutical Ltd.	499,967	222,178

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks (continued)
China (Continued)
Technology — 0.30%
Kingsoft Corp. Ltd.	51,538	$159,065
Total China		1,584,833

Denmark — 0.49%
Health Care — 0.49%
Genmab A/S(a)	819	261,403
Total Denmark		261,403

France — 0.45%
Communications — 0.14%
Ubisoft Entertainment S.A.(a)	2,880	73,478

Industrials — 0.31%
Teleperformance SE	1,124	163,860
Total France		237,338

Germany — 0.18%
Communications — 0.18%
Delivery Hero S.E.(a)	3,490	96,362
Total Germany		96,362

Hong Kong — 0.77%
Industrials — 0.77%
Techtronic Industries Co. Ltd.	34,252	408,162
Total Hong Kong		408,162

Ireland — 1.36%
Industrials — 1.36%
Cimpress PLC(a)	9,048	724,292
Total Ireland		724,292

Isle Of Man — 0.27%
Consumer Discretionary — 0.27%
Entain PLC	11,451	145,132
Total Isle Of Man		145,132

Israel — 4.69%
Communications — 2.50%
Wix.com Ltd.(a)	10,770	1,324,925

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks (continued)
Israel (Continued)
Energy — 1.37%
SolarEdge Technologies, Inc.(a)	7,800	$730,080

Technology — 0.82%
Monday.com Ltd.(a)	2,333	438,161
Total Israel		2,493,166

Italy — 0.14%
Communications — 0.14%
Digital Bros SpA	6,448	76,525
Total Italy		76,525

Japan — 0.37%
Communications — 0.37%
GMO internet, Inc.	10,774	195,863
Total Japan		195,863

Jersey — 0.84%
Communications — 0.84%
Gambling.com Group Ltd.(a)	46,080	449,280
Total Jersey		449,280

Luxembourg — 1.15%
Communications — 1.15%
Spotify Technology SA(a)	3,249	610,520
Total Luxembourg		610,520

Netherlands — 0.17%
Technology — 0.17%
Adyen NV - ADR(a)	7,109	91,564
Total Netherlands		91,564

Singapore — 1.67%
Communications — 1.04%
Sea Ltd. - ADR(a)	13,707	555,134

Consumer Staples — 0.63%
Wilmar International Ltd.	123,149	333,148
Total Singapore		888,282

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks (continued)
Sweden — 3.14%
Communications — 0.89%
Embracer Group A.B.(a)	174,586	$473,598

Consumer Discretionary — 0.96%
Evolution Gaming Group A.B.	4,269	508,940

Financials — 1.17%
EQT A.B.	22,013	622,139

Technology — 0.12%
Sinch A.B.(a)	17,102	63,615
Total Sweden		1,668,292

Switzerland — 2.45%
Consumer Discretionary — 0.29%
Cie Financiere Richemont SA	1,112	153,034

Financials — 1.17%
Partners Group Holding AG	433	624,470

Health Care — 0.99%
CRISPR Therapeutics AG(a)(b)	8,374	524,212
Total Switzerland		1,301,716

United Kingdom — 1.75%
Financials — 0.71%
Hargreaves Lansdown PLC	40,579	379,702

Health Care — 0.68%
Hikma Pharmaceuticals PLC	15,836	361,162

Materials — 0.36%
Antofagasta PLC	8,908	190,724
Total United Kingdom		931,588

United States — 60.48%
Communications — 3.31%
Airbnb, Inc., Class A(a)	5,002	680,972
Alphabet, Inc., Class A(a)	3,617	505,259
Trade Desk, Inc. (The), Class A(a)	8,017	576,903
		1,763,134

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks (continued)
United States (continued)
Consumer Discretionary — 4.31%
Chipotle Mexican Grill, Inc.(a)	147	$336,183
Etsy, Inc.(a)	17,644	1,430,046
Wayfair, Inc., Class A(a)	8,548	527,412
		2,293,641
Consumer Staples — 1.60%
e.l.f. Beauty, Inc.(a)	5,883	849,152

Energy — 1.94%
Enphase Energy, Inc.(a)	3,942	520,896
Valero Energy Corp.	3,910	508,300
		1,029,196
Health Care — 15.11%
Exact Sciences Corp.(a)	24,619	1,821,314
Globus Medical, Inc., Class A(a)	4,834	257,604
Madrigal Pharmaceuticals, Inc.(a)	3,205	741,573
Masimo Corp.(a)	7,109	833,246
Natera, Inc.(a)	10,949	685,845
Penumbra, Inc.(a)	3,393	853,475
ResMed, Inc.	4,585	788,712
Shockwave Medical, Inc.(a)	3,653	696,116
Supernus Pharmaceuticals, Inc.(a)	16,069	465,037
Twist Bioscience Corp.(a)	24,174	891,053
		8,033,975
Industrials — 0.15%
Veralto Corp.	958	78,805

Materials — 0.82%
Mosaic Co. (The)	6,691	239,069
Steel Dynamics, Inc.	1,684	198,880
		437,949
Real Estate — 1.97%
Alexandria Real Estate Equities, Inc.	8,275	1,049,022

Technology — 31.27%
Affirm Holdings, Inc.(a)(b)	29,486	1,448,942
Arista Networks, Inc.(a)	3,405	801,912
Bentley Systems, Inc.	5,757	300,400
Bill.com Holdings, Inc.(a)	12,806	1,044,842

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks (continued)
United States (continued)
Technology (continued)
Block, Inc., Class A(a)	21,111	$1,632,936
Cloudflare, Inc., Class A(a)	9,924	826,272
Crowdstrike Holdings, Inc., Class A(a)	1,230	314,044
FleetCor Technologies, Inc.(a)	1,205	340,545
Microchip Technology, Inc.	7,015	632,613
MongoDB, Inc.(a)	1,971	805,843
Monolithic Power Systems, Inc.	718	452,900
NVIDIA Corp.	1,019	504,629
Palo Alto Networks, Inc.(a)	1,644	484,783
Paycom Software, Inc.	2,633	544,294
Pegasystems, Inc.	18,815	919,301
Salesforce, Inc.(a)	2,011	529,175
Super Micro Computer, Inc.(a)	1,850	525,881
Toast, Inc., Class A(a)	101,200	1,847,912
Twilio, Inc., Class A(a)	19,132	1,451,546
UiPath, Inc., Class A(a)	26,441	656,794
Veeva Systems, Inc., Class A(a)	2,924	562,928
		16,628,492
Total United States		32,163,366

Total Common Stocks (Cost $47,410,225)		51,917,200

Money Market Funds — 6.24%
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 5.24%(c)	1,217,067	1,217,067
Invesco Government & Agency Portfolio, Class I, 5.28%(c)(d)	2,098,487	2,098,487

Total Money Market Funds (Cost $3,315,554)		3,315,554

Total Investments — 103.88% (Cost $50,725,779)		$55,232,754
Liabilities in Excess of Other Assets — (3.88)%		(2,061,156)
Net Assets — 100.00%		$53,171,598

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan as of December 31, 2023. The total value of the securities on loan as of December 31, 2023 was $1,973,043.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(d)	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $2,098,487. See Note 2.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap

SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.81%
Communications — 5.10%
Cargurus, Inc.(a)	30,764	$743,258
Eventbrite, Inc., Class A(a)	71,753	599,855
Match Group, Inc.(a)	22,901	835,887
Shutterstock, Inc.	19,781	955,026
Yelp, Inc.(a)	16,702	790,673
		3,924,699
Consumer Discretionary — 12.12%
1-800-Flowers.com, Inc., Class A(a)	43,428	468,154
AutoNation, Inc.(a)	5,449	818,331
Chewy, Inc.(a)	35,495	838,747
Etsy, Inc.(a)	12,768	1,034,845
OneWater Marine, Inc.(a)	20,369	688,269
RealReal, Inc. (The)(a)	202,202	406,426
RH(a)	3,113	907,377
Rush Street Interactive, Inc.(a)	175,001	785,755
Shake Shack, Inc., Class A(a)	9,729	721,113
Signet Jewelers Ltd.	7,187	770,878
Thor Industries, Inc.	2,596	306,977
Wayfair, Inc., Class A(a)	15,069	929,757
XPEL, Inc.(a)	12,208	657,401
		9,334,030
Consumer Staples — 1.49%
e.l.f. Beauty, Inc.(a)	5,647	815,088
Five Below, Inc.(a)	1,565	333,595
		1,148,683
Energy — 2.97%
Ameresco, Inc., Class A(a)	31,003	981,865
Liberty Energy, Inc., Class A	72,046	1,306,914
		2,288,779
Financials — 4.54%
Grid Dynamics Holdings, Inc.(a)	65,716	875,994
Live Oak Bancshares, Inc.	12,582	572,481
Preferred Bank	5,735	418,942
Robinhood Markets, Inc., Class A(a)	78,567	1,000,944
Trupanion, Inc.(a)(b)	20,530	626,370
		3,494,731
Health Care — 29.54%
10X Genomics, Inc., Class A(a)	23,594	1,320,320
ACADIA Pharmaceuticals, Inc.(a)	9,686	303,269
Alector, Inc.(a)	102,381	817,000

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks (continued)
Health Care (continued)
Amphastar Pharmaceuticals, Inc.(a)	15,304	$946,552
Arcus Biosciences, Inc.(a)	24,280	463,748
Arvinas, Inc.(a)	30,531	1,256,656
Beam Therapeutics, Inc.(a)	8,229	223,993
Bridgebio Pharma, Inc.(a)	21,273	858,791
Castle Biosciences, Inc.(a)	16,554	357,235
Catalyst Pharmaceuticals, Inc.(a)	59,577	1,001,489
Cerus Corp.(a)	129,404	279,513
CRISPR Therapeutics AG(a)(b)	14,614	914,836
Exact Sciences Corp.(a)	8,694	643,182
Ginkgo Bioworks Holdings, Inc.(a)(b)	516,449	872,799
Globus Medical, Inc., Class A(a)	9,352	498,368
Guardant Health, Inc.(a)	35,219	952,674
Intellia Therapeutics, Inc.(a)	26,128	796,643
Krystal Biotech, Inc.(a)	5,726	710,368
Kymera Therapeutics, Inc.(a)	23,889	608,214
Madrigal Pharmaceuticals, Inc.(a)	4,992	1,155,049
Medpace Holdings, Inc.(a)	3,030	928,786
Pacific Biosciences of California, Inc.(a)	145,574	1,428,081
Select Medical Holdings Corp.	22,226	522,311
Teladoc Health, Inc.(a)	63,591	1,370,386
Twist Bioscience Corp.(a)	46,647	1,719,409
Veracyte, Inc.(a)	23,488	646,155
Zynex, Inc.(a)(b)	106,198	1,156,496
		22,752,323
Industrials — 3.92%
AAON, Inc.	7,129	526,619
Allegiant Travel Co.	3,112	257,082
Archer Aviation, Inc., Class A(a)(b)	126,984	779,682
Enovis Corp.(a)	5,446	305,085
ESAB Corp.	8,572	742,507
Forrester Research, Inc.(a)	4,946	132,602
Wheels Up Experience, Inc.(a)	79,930	274,160
		3,017,737
Materials — 0.64%
Element Solutions, Inc.	21,321	493,368

Real Estate — 0.98%
eXp World Holdings, Inc.(b)	34,996	543,138
Legacy Housing Corp.(a)	8,276	208,721
		751,859

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks (continued)
Technology — 37.51%
Affirm Holdings, Inc.(a)(b)	46,969	$2,308,056
Altair Engineering, Inc., Class A(a)	14,060	1,183,149
Appian Corp.(a)	21,402	805,999
Asana, Inc., Class A(a)	55,065	1,046,786
Bill.com Holdings, Inc.(a)	25,325	2,066,268
Coherent Corp.(a)	14,260	620,738
Fastly, Inc., Class A(a)	53,722	956,252
Impinj, Inc.(a)	5,522	497,146
Lattice Semiconductor Corp.(a)	11,755	810,977
MaxLinear, Inc.(a)	45,068	1,071,266
Moneylion, Inc.(a)	7,413	464,721
Omnicell, Inc.(a)	15,867	597,075
PagerDuty, Inc.(a)	63,602	1,472,387
Pegasystems, Inc.	28,329	1,384,155
Phreesia, Inc.(a)	21,666	501,568
PubMatic, Inc., Class A(a)	62,830	1,024,757
Sanmina Corp.(a)	13,920	715,070
Schrodinger, Inc.(a)	23,832	853,186
Simulations Plus, Inc.	6,983	312,489
Sprout Social, Inc., Class A(a)	9,235	567,398
Super Micro Computer, Inc.(a)	3,434	976,149
Toast, Inc., Class A(a)	120,029	2,191,730
TTEC Holdings, Inc.	37,313	808,573
UiPath, Inc., Class A(a)	43,091	1,070,380
Upstart Holdings, Inc.(a)(b)	48,632	1,987,104
Vicor Corp.(a)	10,379	466,432
Wolfspeed, Inc.(a)	23,420	1,019,004
Zuora, Inc.(a)	119,157	1,120,076
		28,898,891

Total Common Stocks (Cost $64,739,640)		76,105,100

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023 (Unaudited)

	Shares	Fair Value
Money Market Funds — 12.29%
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 5.24%(c)	856,621	$856,621
Invesco Government & Agency Portfolio, Class I, 5.28%(c)(d)	8,613,434	8,613,434

Total Money Market Funds (Cost $9,470,055)		9,470,055

Total Investments — 111.10% (Cost $74,209,695)		$85,575,155
Liabilities in Excess of Other Assets — (11.10)%		(8,548,083)
Net Assets — 100.00%		$77,027,072

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan as of December 31, 2023. The total value of the securities on loan as of December 31, 2023 was $7,970,321.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(d)	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $8,613,434. See Note 2.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023 (Unaudited)

	ERShares	ERShares
	Global	US Small
	Entrepreneurs	Cap
Assets
Investments, at cost	$50,725,779	$74,209,695
Investments at fair value(a)	55,232,754	85,575,155
Cash	10,597	—
Receivable for fund shares sold	—	99,950
Dividends and interest receivable	42,291	7,615
Securities lending income receivable	569	9,298
Tax reclaims receivable	33,387	1,223
Prepaid expenses	5,829	13,128
Total Assets	55,325,427	85,706,369

Liabilities
Collateral due to broker for securities loaned	2,098,487	8,613,434
Due to custodian	1,848	1,920
Payable to Advisor	31,381	40,531
Payable to Administrator	2,231	—
Payable to Trustees	2,838	5,334
Accrued expenses and other liabilities	17,044	18,078
Total Liabilities	2,153,829	8,679,297
Net Assets	$53,171,598	$77,027,072

Net Assets consist of:
Paid-in capital	77,710,666	86,290,953
Accumulated deficit	(24,539,068)	(9,263,881)
Net Assets	$53,171,598	$77,027,072
Institutional Class
Net Assets	$53,171,598	$77,027,072
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	4,357,437	11,403,043
Net asset value and offering price per share	$12.20	$6.75
Redemption price per share (NAV * 98%)(b)	$11.96	$6.62

(a)	Includes securities on loan of $1,973,043 and 7,970,321, respectively. See Note 2.

(b)	The Fund charges a 2.00% redemption fee on shares redeemed within five business days of purchase. Shares are redeemed at the NAV if held longer than five business days. See Note 8.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF OPERATIONS
For the six months ended December 31, 2023 (Unaudited)

	ERShares	ERShares
	Global	US Small
	Entrepreneurs	Cap
Investment Income
Dividend income (net of foreign taxes withheld of $7,642 and $66)	$196,631	$121,238
Interest income	52,553	98,070
Securities lending income	1,107	19,828
Total investment income	250,291	239,136

Expenses
Advisory fees	219,604	280,831
Fund accounting and administration fees	17,977	22,811
Auditing fees	7,368	7,368
Custodian fees	5,965	2,885
Transfer agent	5,236	5,522
Registration fees	5,049	10,444
Legal fees	4,994	8,119
Trustees’ fees and expenses	4,983	7,718
Shareholder reporting fees	2,960	4,649
Insurance expense	1,712	3,918
Pricing fees	1,146	2,005
Miscellaneous	5,307	3,837
Total expenses	282,301	360,107
Fees contractually waived by Advisor	(40,325)	(40,917)
Net operating expenses	241,976	319,190
Net investment income (loss)	8,315	(80,054)

Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	827,090	(1,146,802)
Foreign currency transactions	(2,158)	—
Net realized gain (loss)	824,932	(1,146,802)

Change in unrealized appreciation on:
Investments	2,324,285	4,007,439
Foreign currency translations	1,464	—
Net change in unrealized appreciation	2,325,749	4,007,439
Net realized and change in unrealized appreciation on investments	3,150,681	2,860,637
Net increase in net assets resulting from operations	$3,158,996	$2,780,583

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	ERShares Global Entrepreneurs		ERShares US Small Cap
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	December 31,	Year Ended	December 31,	Year Ended
	2023	June 30, 2023	2023	June 30, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$8,315	$73,261	$(80,054)	$(165,559)
Net realized gain (loss) on investments and foreign currency transactions	824,932	(3,898,612)	(1,146,802)	(436,013)
Net change in unrealized appreciation on investments and foreign currency translations	2,325,749	9,467,890	4,007,439	15,590,805
Net increase in net assets resulting from operations	3,158,996	5,642,539	2,780,583	14,989,233

Distributions to Shareholders from Earnings:
Institutional Class	(37,447)	—	—	—
Total distributions to shareholders	(37,447)	—	—	—

Capital Transactions:
Institutional Class
Proceeds from shares sold	3,854	11,274	591,057	144,058
Reinvestment of distributions	37,346	—
Cost of shares redeemed	(17,298)	(796,100)	(20,423,869)	(957,609)
Net increase (decrease) in net assets resulting from capital transactions	23,902	(784,826)	(19,832,812)	(813,551)
Total Increase in Net Assets	3,145,451	4,857,713	(17,052,229)	14,175,682

Net Assets
Beginning of period	50,026,147	45,168,434	94,079,301	79,903,619
End of period	$53,171,598	$50,026,147	$77,027,072	$94,079,301

Share Transactions
Shares sold	343	1,052	87,350	24,923
Shares issued in reinvestment of distributions	3,118	—
Shares redeemed	(1,544)	(77,658)	(3,183,526)	(159,925)
Net increase (decrease) in shares outstanding	1,917	(76,606)	(3,096,176)	(135,002)

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

FINANCIAL HIGHLIGHTS – Institutional Class

(For a share outstanding during each period)

	For the Six
	Months		For the	For the	For the		For the	For the
	Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31,		June 30,	June 30,	June 30,		June 30,	June 30,
	2023		2023	2022	2021		2020	2019
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$11.49		$10.19	$21.82	$16.82		$15.78	$16.07
Investment operations:
Net investment income (loss)(a)	—	(b)	0.02	(0.10)	(0.14)		(0.08)	(0.06)
Net realized and unrealized gain (loss)	0.72		1.28	(7.22)	7.32		1.61	0.16
Total from investment operations	0.72		1.30	(7.32)	7.18		1.53	0.10
Less distributions to shareholders from:
Net investment income	(0.01)		—	(0.15)	—		—	—
Net realized gains	—		—	(4.16)	(2.18)		(0.49)	(0.39)
Total distributions	(0.01)		—	(4.31)	(2.18)		(0.49)	(0.39)
Paid in capital from redemption fees	—		—	—	—	(b)	— (b)	— (b)
Net asset value, end of period	$12.20		$11.49	$10.19	$21.82		$16.82	$15.78
Total Return(c)	6.26	% (d)	12.76%	(39.05)%	42.63%		9.80%	1.11%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$53,172		$50,026	$45,168	$121,627		$51,234	$63,784
Ratio of expenses to average net assets:
Before fees waived	1.14	% (e)	1.17%	1.37%	1.44%		1.49%	1.47%
After fees waived	0.98	% (e)	0.98%	1.29%	1.44%		1.49%	1.56%
Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.13)%		(0.03)%	(0.70)%	(0.67)%		(0.51)%	(0.27)%
After fees waived	0.03	% (e)	0.16%	(0.63)%	(0.67)%		(0.51)%	(0.36)%
Portfolio turnover rate	105	% (d)	94%	265%	477	% (f)	61%	23%

(a)	Based on average shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower/higher had certain expenses not been waived/recovered by the Advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap

FINANCIAL HIGHLIGHTS – Institutional Class

(For a share outstanding during each period)

	For the Six
	Months		For the	For the	For the		For the		For the
	Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31,		June 30,	June 30,	June 30,		June 30,		June 30,
	2023		2023	2022	2021		2020		2019
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$6.49		$5.46	$15.03	$12.01		$12.71		$15.27
Investment operations:
Net investment income (loss)(a)	(0.01)		(0.01)	0.02	(0.06)		(0.01)		— (b)
Net realized and unrealized gain (loss)	0.27		1.04	(3.66)	5.35		0.11		(0.28)
Total from investment operations	0.26		1.03	(3.64)	5.29		0.10		(0.28)
Less distributions to shareholders from:
Net investment income	—		—	(0.16)	—		(0.01)		—
Net realized gains	—		—	(5.77)	(2.27)		(0.79)		(2.28)
Total distributions	—		—	(5.93)	(2.27)		(0.80)		(2.28)
Paid in capital from redemption fees	—		—	—	—	(b)	—	(b)	— (b)
Net asset value, end of period	$6.75		$6.49	$5.46	$15.03		$12.01		$12.71
Total Return(c)	4.01	% (d)	18.86%	(35.35)%	42.19%		0.86%		1.58%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$77,027		$94,079	$79,904	$153,628		$163,828		$160,710
Ratio of expenses to average net assets:
Before fees waived	0.96	% (e)	0.95%	0.88%	0.87%		0.90%		0.89%
After fees waived	0.85	% (e)	0.85%	0.85%	0.85%		0.85%		0.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.21)%		(0.29)%	0.13%	(0.43)%		(0.10)%		(0.05)%
After fees waived	(0.15	)% (e)	(0.19)%	0.16%	(0.41)%		(0.05)%		(0.01)%
Portfolio turnover rate	86	% (d)	63%	175%	439	% (f)	139	% (f)(g)	43%

(a)	Based on average shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower/higher had certain expenses not been waived/recovered by the Advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

(g)	Given the abnormal market circumstances during the quarter ending June 30, 2020, as a result of the COVID-19 situation; the Fund had taken a temporary defensive approach. Implementing the temporary defensive measure resulted in the increase in portfolio turnover for the Fund.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Unaudited)

1.	ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. ERShares Global Entrepreneurs (the “Global Fund”, formerly known as EntrepreneurShares Global Fund) and ERShares US Small Cap (the “US Small Cap Fund”, formerly known as Entrepreneur US Small Cap Fund (each separately a “Fund”, or collectively, “the Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The Global Fund commenced operations on November 11, 2010. The US Small Cap Fund commenced operations on December 17, 2013.

The investment objective of the Global Fund is long-term capital appreciation. The Global Fund seeks to achieve its objective by investing mainly in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by EntrepreneurShares, LLC, (the “Sub Advisor”), the Global Fund’s Sub-Advisor, and Seaport Global Advisors, LLC formerly known as Weston Capital Advisors, LLC, the Global Fund’s investment advisor (the “Global Advisors”). Dr. Joel M. Shulman has been the Global Fund’s portfolio manager since November 11, 2010 and Managing Director of the Advisor and President of the Sub-Advisor.

The investment objective of the US Small Cap Fund is long-term capital appreciation. The US Small Cap Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of U.S. companies with market capitalization that are below that of the largest member of the Russell 2000 Index at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC (the “Advisor”, collectively with the Global Advisor, the “Advisors”), the US Small Cap Fund’s investment advisor. Dr. Joel M. Shulman has been the US Small Cap Fund’s portfolio manager since December 17, 2013 and Chief Executive Officer of the Advisor.

The Global Fund has registered three classes of shares: Class A shares, Retail Class shares and Institutional Class shares. The US Small Cap Fund has registered two classes of shares: Institutional Class shares and Retail Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the EntrepreneurShares Series Trust Board of Trustees (the “Board”). On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Currently, only Institutional Class shares of each of the Global Fund and US Small Cap Fund are being offered.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Regulatory Update

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Investment Valuation

The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“Nasdaq”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on Nasdaq under one of its three listing tiers, Nasdaq Global Select Market, Nasdaq Global Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments with 61 days or more to maturity at time of purchase are valued at fair market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the SEC; (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Funds with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access at the measurement date;

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:	Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data, which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. During the six months

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

ended December 31, 2023, the Funds did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value. The tables below are a summary of the inputs used to value the Funds’ investments as of December 31, 2023.

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Global Fund*
Common Stocks	$51,917,200	$—	$—	$51,917,200
Money Market Funds	3,315,554	—	—	3,315,554
Total	$55,232,754	$—	$—	$55,232,754

US Small Cap Fund*
Common Stocks	$76,105,100	$—	$—	$76,105,100
Money Market Funds	9,470,055	—	—	9,470,055
Total	$85,575,155	$—	$—	$85,575,155

*	For further information regarding security characteristic, please see the Schedules of Investments.

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Use of Estimates and Indemnifications

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Taxes

The Funds intend to continue to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net realized gains to shareholders.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the six months ended December 31, 2023. The Funds would recognize interest and penalties, if any, related to uncertain tax benefits in the Statements of Operations. During the six months ended December 31, 2023, the Funds did not incur any interest or penalties. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

Distribution to Shareholders

The Funds intend to continue to distribute to their shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Allocation of Expenses

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.

Foreign Currency Transactions

The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included in net realized and unrealized gain or (loss) on investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains (losses) arise from the changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income

Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.

Securities Lending

Each Fund may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

Disclosures about Offsetting Assets and Liabilities

The Funds are required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’ Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

3.	AGREEMENTS

Global Fund’s Investment Advisory Agreement

Seaport Global Advisors, LLC, a related party of the Global Fund, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund. These services are provided under the terms of an investment advisory agreement between the Trust and Global Advisors, pursuant to which Global Advisors receives an annual advisory fee equal to 0.89%. Through November 1, 2024, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the Global Fund to the amounts of 0.98% per annum of net assets attributable to such shares of the Global Fund.

Global Advisors shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such reimbursed fees more than three years after the expense was incurred by Global Advisors.

Sub-Advisory services are provided to the Global Fund, pursuant to an agreement between Global Advisors and EntrepreneurShares, LLC. Under the terms of this sub-advisory agreement, Seaport Global Advisors, LLC, not the Global Fund, compensates the Sub- Advisor based on the Global Fund’s average net assets. Certain officers of Seaport Global Advisors, LLC are also officers of the Sub-Advisor. Dr. Shulman is a majority owner of both Global Advisors and the Sub-Advisor. For the six months ended December 31, 2023, Global Advisors earned a fee of $219,604 from the Global Fund.

US Small Cap Fund Investment Advisory Agreement

Capital Impact Advisors, LLC, a related party of the US Small Cap Fund, oversees the performance of the US Small Cap Fund is responsible for overseeing the management of the investment portfolio of the US Small Cap Fund. These services are provided under the terms of investment advisory agreements between the Trust and the Advisor, pursuant to which the Advisor receives an annual advisory fee equal to 0.75% of the US Small Cap Fund’s average net assets, computed daily and paid monthly. For the six months ended December 31, 2023, Capital Impact Advisors, LLC earned $280,831 from the US Small Cap Fund.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

Through November 1, 2024 for the US Small Cap Fund, the Advisor has agreed to waive and/or reimburse the US Small Cap Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the US Small Cap Fund to the amounts of 0.85% per annum of net assets attributable to such shares of the US Small Cap Fund. The Advisor shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the US Small Cap Fund Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the US Small Cap Fund is not obligated to pay any such reimbursed fees more than three years after the expense was incurred by Advisor.

Each waiver/expense payment by the Advisor is subject to recoupment by the Advisor from the applicable Fund in the three years following the date the particular waiver/ expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Global	US Small
Recoverable Through	Fund	Cap Fund
June 30, 2024	$—	$21,655
June 30, 2025	67,805	33,211
June 30, 2026	86,600	85,280
December 31, 2026	40,325	40,917

4.	INCOME TAXES

The Funds plan to distribute substantially all of the net investment income and net realized gains that they have realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The Fund’s did not have any distributions for the fiscal year ended June 30, 2023.

The Funds designate long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gains to zero for the tax year ended June 30, 2023.

Additionally, U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

At December 31, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

		US Small
	Global Fund	Cap Fund
Gross unrealized appreciation	$7,842,096	$13,844,574
Gross unrealized depreciation	(3,335,121)	(2,479,114)
Net unrealized appreciation on investments	4,506,975	11,365,460
Tax cost of investments	$47,410,225	$64,739,640

The table above may differ from the financial statements due to timing differences related to the deferral of losses primarily due to wash sales, passive foreign investment company mark-to-market, C-corp return on capital and MLP adjustments.

At June 30, 2023, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

		US Small
	Global Fund	Cap Fund
Undistributed ordinary income	$34,997	$—
Accumulated capital and other losses	(24,807,036)	(4,429,526)
Unrealized depreciation on investments	(2,888,578)	(7,614,938)
Total accumulated deficit	$(27,660,617)	$(12,044,464)

As of June 30, 2023, the Funds’ most recent fiscal year end, the Global Fund had short-term and long-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $21,240,142 and $3,566,894, respectively, and the US Small Cap Fund had short-term carryforwards available to offset future gains, not subject to expiration, in the amount of $4,429,526.

5.	RELATED PARTIES

At December 31, 2023, certain officers of the Trust were also employees of the Advisors. However, these officers were not compensated directly by the Funds. Refer to Note 1 for more information.

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2023, for the benefit of its shareholders, MAC & Co., an affiliate of Global Fund, held 95.99% of the total Global Fund shares outstanding. As of December 31, 2023, for the benefit of its shareholders, MAC & Co., an affiliate of the US Small Cap Fund, held 81.90% of the total US Small Cap Fund shares outstanding.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

7.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2023, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Global Fund	$51,826,799	$50,093,149
US Small Cap Fund	63,102,179	80,749,162

There were no purchases or sales of long-term U.S. government obligations during the six months ended December 31, 2023.

8.	REDEMPTION FEES

Each Fund imposes a redemption fee equal to 2% of the dollar value of the shares redeemed within five business days of the date of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through the automatic investment plan, shares held in retirement plans (if the plans request a waiver of the fee), or shares redeemed through designated systematic withdrawal plans.

9.	SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of December 31, 2023, the Global Fund had 34.23% of the value of its net assets invested in stocks within the Technology sector and the US Small Cap Fund had 29.54% and 37.51% of its net assets invested in stocks within the Health Care and Technology sectors, respectively.

10.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds’ portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Funds could lose money over

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023 (Unaudited)

short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

11.	FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Global Fund invests in are sometimes open on days when the New York Stock Exchange (“NYSE”) is not open and the Global Fund does not calculate its NAV, and sometimes are not open on days when the NYSE is open and the Global Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time at which the Global Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Global Fund calculate its NAV.

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

12.	SUBSEQUENT EVENTS EVALUATION

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure except as noted below.

EntrepreneurShares Series Trust

SUMMARY OF FUND EXPENSES (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023.

Actual Expenses

The first line of the table for each Fund class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning
		Account	Ending
		Value	Account Value	Expenses	Annualized
		July 1,	December 31,	Paid During	Expense
		2023	2023	Period(a)	Ratio
ERShares Global Entrepreneurs	Actual	$1,000.00	$1,062.60	$5.08	0.98%
	Hypothetical(b)	$1,000.00	$1,020.21	$4.98	0.98%
ERShares US Small Cap
	Actual	$1,000.00	$1,040.10	$4.36	0.85%
	Hypothetical(b)	$1,000.00	$1,020.86	$4.32	0.85%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

EntrepreneurShares Series Trust

INVESTMENT ADVISORY AGREEMENT APPROVAL (Unaudited)

On August 23, 2023, all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met to discuss, among other things, the continuation of the investment advisory agreements and a sub- advisory agreement, as applicable, for the ERShares Global Entrepreneurs (the “Global Fund”), and the ERShares US Small Cap (the “Small Cap Fund”), (collectively referred to as the “Funds”). In preparation for the meeting they reviewed materials addressing the review and consideration of the investment advisory agreements and a sub-advisory agreement, which included a Gartenberg Memo to the Board of Trustees (the “Board”) from legal counsel, 15(c) analyses for the Funds, and the returns of each Fund and the Funds’ benchmark indices provided in the quarterly Board materials.

Seaport Global Advisors, LLC (“Seaport”) (formerly known as Weston Capital Advisors, LLC) is the Global Fund’s investment adviser, and EntrepreneurShares, LLC (“EntrepreneurShares”) is the Global Fund’s investment sub-adviser. Capital Impact Advisors, LLC (“Capital Impact Advisors”) is the investment adviser to the Small Cap Fund. Seaport, EntrepreneurShares, and Capital Impact Advisors are referred to herein as the “Advisers,” and the investment advisory agreements for the Global Fund and the Small Cap Fund, along with the sub-advisory agreement for the Global Fund, are referred to herein as the “Advisory Agreements.” The Advisers are responsible for management of the investment portfolio of the Funds, and for overall management of the Funds’ business and affairs pursuant to the Advisory Agreements.

At the meeting, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints. In addition to the materials requested by the Trustees in connection with their consideration of the continuation of the Advisory Agreements, the Trustees received materials in advance of each regular quarterly meeting of the Board of Trustees that provided information relating to the services provided by the Advisers.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements. In considering the renewal of the Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Seaport, Capital Impact Advisors and EntrepreneurShares related to the proposed renewal of the Advisory Agreements with respect to the Funds, including each Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for each of the Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of the compliance infrastructure and the experience of its investment advisory personnel. The Board noted that each Adviser was an experienced investment adviser with seasoned senior management and that the performance of each Fund was supported by the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representatives of each Adviser with respect to a series of important questions, including: whether each Adviser was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to each of the Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether each Adviser’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under its compliance program. The Board reviewed the information provided on the practices for monitoring compliance with each of the Funds’ investment limitations and discussed the compliance programs with the CCO of the Trust. The Board noted that the

EntrepreneurShares Series Trust

INVESTMENT ADVISORY AGREEMENT APPROVAL (Unaudited) (Continued)

CCO of the Trust continued to represent that the policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted each Adviser’s representation that the prospectus and statement of additional information for the Funds accurately describe the investment strategies of each of the Funds. The Board then reviewed a description of the capitalization of each Adviser based on financial information provided by and representations made by each Adviser and its representatives and concluded that each Adviser was sufficiently well-capitalized, or its principals have the ability to make additional contributions in order to meet its obligations to each of the Funds. The Board concluded that each Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the respective Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by each Adviser to each of the Funds were satisfactory.

The Board reviewed the performance, fee and expense information provided by Ultimus Fund Solutions, LLC using data provided by Morningstar, Inc. (“Morningstar”). The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not subjectively correlate with a Fund’s investment strategy or portfolio holdings. The Board noted that the historical data used in the 15(c) analyses was as of the reporting period ended June 30, 2023, and that as of that date the Global Fund and Small Cap Fund had approximately $49.448, and $79.904, million in net assets, respectively. The Board observed that for the fiscal year ended June 30, 2023, the Advisor contractually waived its advisory fees for the Global Fund and Small Cap Fund, for approximately $171,880 (approximately evenly split), to reduce each Fund’s expense ratio to the contractually agreed waiver.

Performance.

Global Fund

The Board discussed Morningstar’s classification of the Global Fund as a World Large Stock Fund. The Board referred to the World Large Stock category analysis as of June 30, 2023, noting that the average net assets for funds in the peer category was $90.71 million. The Board observed that the Global Fund’s one-year, three-year, five-year, and ten-year annualized returns noting they generally lagged the peer group, Morningstar Category and index. However, the Board noted that while performance generally lagged the comparative references, the strategy was long-term and that it seemed imprudent to suggest that the Adviser change course.

Small Cap Fund

The Board discussed Morningstar’s classification of the Small Cap Fund as a Small Cap Growth Fund. The Board referred to the Small Cap Growth category analysis as of June 30, 2023, noting that the average net assets for funds in the peer category was $107.98 million. The Board observed that the Small Cap Fund’s five-year annualized return was 2.28%, the peer group’s average five- year annualized return was 5.49%, and the entire Small Cap Growth category’s average five-year annualized return was 6.69%. The Board reviewed the Fund’s one-year, three-year, and five-year annualized returns noting they had generally lagged the peer group, Morningstar Category and indexes, but that the one-year returns revealed a significant recovery of the strategy as the one-year returns significantly outperformed the comparative references. Here too, the Board noted the strategy was long-term and that it seemed imprudent to suggest that the Adviser change course.

Fees and Expenses. The Board reviewed the fee and expense information provided by the Advisers. The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not subjectively correlate with a Fund’s investment strategy or portfolio holdings. The Board noted that the historical data used in the 15(c) analyses was as of the reporting period ended June 30, 2023. The Board observed that for the

EntrepreneurShares Series Trust

INVESTMENT ADVISORY AGREEMENT APPROVAL (Unaudited) (Continued)

fiscal year ended June 30, 2023, the Advisor contractually waived its advisory fees for the Global Fund and Small Cap Fund for approximately $171,880 (approximately evenly split), to reduce each Fund’s expense ratio to the contractually agreed waiver.

Global Fund

The Board noted that the Global Fund’s management fee of 0.89% was greater than the peer group’s average management fee of 0.75%, the net expense ratio of 0.99% was less than the peer group’s average net expense ratio of 1.36%; and that the Fund’s management fee and expenses were within the reasonable range of fees as compared to its peers.

Small Cap Fund

The Board noted that the Small Cap Fund’s management fee of 0.75% was just above the peer group’s average management fee of 0.71%, and the Small Cap Fund’s net expense ratio of 0.86% was less than the peer group’s average net expense ratio of 0.96%.

The Board consider each Adviser’s unique entrepreneurial investment approach and the resources required to implement and maintain such an approach with respect to management of the Funds. The Board concluded that the fee charged by the Advisers to the Funds was not unreasonable.

Profitability. The Board reviewed a profitability summary representation that was provided by the Advisers, indicating that profits, if any, were below the 50% margin. They noted that the Funds’ annual and semi-annual shareholder reports, which contained audited financial statements including gross revenues earned by each Adviser with respect to its management of a respective Fund along with any applicable waived fees and expenses of each Fund. They noted that while each Adviser earned a profit with respect to its management of the Funds, the profit return did not appear to be excessive.

Economies of Scale. The Board examined the Adviser’s effort to achieve economies of scale for each Fund to the benefit of each Fund’s respective shareholders. The Board determined that as the Funds’ assets increase, economies of scale could be realized and will be revisited later.

Conclusion

The Board weighed all of the factors presented to them in the Gartenburg Memo, the Morningstar analysis of returns and expense ratios, the returns of the benchmark indices, profitability analysis and discussions with the Advisers during the Board meeting to consider the renewal of the Advisory Agreements. Without paying particular weight to any one factor, the Board, including a majority of the Independent Trustees, determined the advisory fees were fair and not unreasonable for the services provided and it was in the best interest of shareholders to continue the Advisory Agreements for a one-year period.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Unaudited)

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (or any predecessor form). These filings are available on the SEC’s website at www.sec.gov. In addition, the Funds’ Form N-PORT is available without charge, upon request, by calling 1-877-271-8811.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available without charge, upon request, by (1) calling 1-877-271-8811, or (2) on the SEC’s website at www.sec.gov.

HOUSEHOLDING

To reduce expenses, each Fund generally mails only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts and to shareholders that such Fund reasonably believes are from the same family and household. This is referred to as “householding.” If you wish to discontinue householding and would like to receive individual copies of these documents, please call us at 1-877-271-8811. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving requests. This policy does not apply to account statements.

EntrepreneurShares Series Trust

PRIVACY POLICY (Unaudited)

As part of the EntrepreneurShares fund family’s long tradition of trust, the confidentiality of personal information is paramount. We maintain high standards to safeguard your personal information. We will remain vigilant and professional in protecting that information and in using it in a fair and lawful manner. As part of this commitment to fulfilling your trust we have formulated this Privacy Policy.

Safeguarding Customer Information and Documents

To conduct regular business, we may collect nonpublic personal information from sources such as:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerances;

●	Account History, including information about the transactions and balances in a customer’s account; and

●	Correspondence, written, telephonic, or electronic between a customer and Seaport Global Advisors, LLC; Capital Impact Advisors, LLC; EntrepreneurShares, LLC, and/or any EntrepreneurShares Mutual Fund or Exchange-Traded Fund product; such as, ERShares Global Fund, ERShares US Small Cap, ERShares Entrepreneurs ETF, ERShares NextGen Entrepreneurs ETF, or service providers to Seaport Global Advisors, Capital Impact, EntrepreneurShares, and/or EntrepreneurShares’ Funds.

To conduct regular business, we collect non-public customer data in checklists, forms, in written notations, and in documentation provided to us by our customers for evaluation, registration, licensing or related consulting services. We also create internal lists of such data.

EntrepreneurShares will internally safeguard your nonpublic personal information by restricting access to only those employees who provide products or services to you or those who need access to your information to service your account. In addition, we will maintain physical, electronic and procedural safeguards that meet federal and/or state standards to guard your nonpublic personal information. Failure to observe EntrepreneurShares’ procedures regarding customer and consumer privacy will result in discipline and may lead to termination.

Sharing Nonpublic Personal and Financial Information

As EntrepreneurShares shares nonpublic information solely to service our client accounts, we do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law or otherwise disclosed herein.

EntrepreneurShares is committed to the privacy and protection of our customers’ personal and financial information.

We will not share any such information with any affiliated or nonaffiliated third party except:

●	When necessary to complete transactions in a customer account, such as clearing firm.

●	When required to service and/or maintain your account.

●	In order to resolve a customer dispute or inquiry.

●	With persons acting in a fiduciary or representative capacity on behalf of the customer.

●	With rating agencies, persons assessing compliance with industry standards, or to the attorneys, accountants and auditors of the firm.

●	In connection with any sale and / or merger of EntrepreneurShares’ business.

●	To prevent or protect against actual or potential fraud, identity theft, unauthorized transactions, claims or other liability.

●	To comply with all federal, state or local laws, rules, statutes and other applicable legal requirements.

EntrepreneurShares Series Trust

PRIVACY POLICY (Unaudited) (Continued)

●	In connection with a written agreement to provide advisory services or investment management when the information is released solely for the purpose of providing products or services covered by pursuant to the EntrepreneurShares’ Wrap Fee Program.

●	Upon the customer’s specific instruction, consent or request.

Note: When we share your nonpublic information with any third party for the reasons listed above, we make certain that there are written restrictions in place regarding the use and/or disclosure of said information.

Opt-Out Provisions

It is not a policy of EntrepreneurShares to share nonpublic personal and financial information with affiliated or unaffiliated third parties except under the circumstances noted above. Since sharing under the circumstances noted above is necessary to service customer accounts or is mandated by law, there are no allowances made for clients to opt out.

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ERShares Global Entrepreneurs Investment Advisor
Seaport Global Advisors, LLC
175 Federal Street, Suite 875
Boston, MA 02110

ERShares Global Entrepreneurs Investment Sub-Advisor
EntrepreneurShares, LLC
175 Federal Street, Suite 875
Boston, MA 02110

ERShares US Small Cap Investment Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite 875
Boston, MA 02110

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, MO 64106

Distributor
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

Administrator, Accountant, Transfer Agent and Dividend Disbursing Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive,
Cincinnati, OH 45246

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report should be accompanied or preceded by a prospectus.

ERSHARES-SAR-23

(b)	Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report.

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report.

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report.

Item 5. Audit Committee of Listed Companies. The Registrant has a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Exchange Act. All of the Board’s independent Trustees, Charles Aggouras and George R. Berbeco, are members of the Audit Committee.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only.

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only.

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(1)	Not applicable.

(2)	Change in the registrant’s independent public accountants: Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EntreprenuerShares Series Trust

By (Signature and Title) /s/ Joel M. Shulman

Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date 3/4/2024_

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Joel M. Shulman

Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date 3/4/2024_